TRADE RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2023
TRADE RECEIVABLES, NET
Schedule of trade receivables, net

	December 31,
	2023	2022
Open accounts	$2,006	$2,025
Less - allowance for doubtful accounts	(126)	(89)
Trade receivables, net	$1,880	$1,936

Schedule of movement in allowance for doubtful accounts

	2023	2022
Balance as of January 1,	$89	$95
Provision for the year	392	252
Derecognition of bad debts	(347)	(248)
Reversal in respect of collected doubtful accounts	(8)	(25)
Initially consolidated subsidiary	—	15
Balance as of December 31,	$126	$89

Schedule of credit risk exposure of the company's trade receivables

December 31, 2023:

		Past due trade receivables
	Not	<30	31 – 60	61 – 90	91 – 120	>120
	past due	Days	days	days	days	days	Total

	$ in thousands

Gross carrying amount	$1,135	$523	$193	$27	$64	$64	$2,006
Allowance for doubtful accounts	$3	$5	$5	$27	$45	$41	$126

December 31, 2022:

		Past due trade receivables
	Not	<30	31 – 60	61 – 90	91 – 120	>120
	past due	Days	days	days	days	days	Total

	$ in thousands

Gross carrying amount	$1,130	$533	$120	$27	$71	$144	$2,025
Allowance for doubtful accounts	$6	$8	$18	$11	$6	$40	$89